Condensed Financial Information of the Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 126,994	¥ 867,370	¥ 773,281	¥ 613,715
Net cash used in investing activities	(171,192)	(1,169,244)	(80,961)	(496,730)
Net cash provided by financing activities	95,550	652,605	23,214	(21,621)
Effect of exchange rate changes	11,456	78,244
Net increase in cash and cash equivalents	62,808	428,975	715,534	95,364
Cash and cash equivalents, at the beginning of year	143,743	981,772	266,238	170,874
Cash and cash equivalents, at the end of year	206,551	1,410,747	¥ 981,772	¥ 266,238
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(77)	(527)
Net cash used in investing activities	(246,308)	(1,682,281)
Net cash provided by financing activities	363,832	2,484,973
Effect of exchange rate changes	7,609	51,967
Net increase in cash and cash equivalents	125,056	854,132
Cash and cash equivalents, at the end of year	$ 125,056	¥ 854,132